Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 584	$ 24,081
Trade accounts receivable	638	621
Prepayments and other	602	428
Inventories	570	645
Prepaid bareboat charter hire	1,656	1,656
Deferred charges		341
Restricted cash	1,326	1,283
Total current assets	5,376	29,055
FIXED ASSETS:
Advances for vessels under construction (Note 4(a))	27,763	6,757
Vessels, net (Note 4(b))	151,933	154,935
Other fixed assets, net	982	1,042
Total fixed assets	180,678	162,734
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire	4,450	5,278
Restricted cash	5,407	5,249
Investments in unconsolidated joint ventures (Note 12)	21,617	17,738
Derivative financial instruments (Note 11)	1,760	394
Total non-current assets	33,234	28,659
Total assets	219,288	220,448
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	9,126	9,508
Short-term debt (Note 7)	16,294	10,183
Due to related parties (Note 5)	3,850	120
Accounts payable	3,423	2,799
Accrued liabilities	2,386	1,985
Unearned revenue	521	986
Total current liabilities	35,600	25,581
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 11)	4,491	3,335
Debt from related parties (Note 7)	920
Non-current portion of long term debt (Note 7)	79,606	84,258
Total non-current liabilities	85,017	87,593
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	120,617	113,174
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2017 and June 30, 2018	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,923,617 and 19,227,962 shares issued and outstanding at December 31, 2017 and June 30, 2018(Note 9)	192	89
Additional paid-in capital	401,747	402,644
Accumulated deficit	(303,269)	(296,645)
Total stockholders’ equity	98,671	106,089
Non-controlling Interests		1,185
Total equity	98,671	107,274
Total liabilities and stockholders’ equity	$ 219,288	$ 220,448